Accounts receivable, net (Table)	12 Months Ended
Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the followings:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable, gross	135,372,101	203,934,775
Less: allowance for doubtful receivables	(5,907,369)	(15,834,902)

Accounts receivable, net	129,464,732	188,099,873

Schedule of allowance for doubtful receivables

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1	1,690,103	5,172,435	5,907,369
Provisions for doubtful accounts	3,482,332	1,121,009	13,563,744
Write offs	—	(386,075)	(3,636,211)

Balance as of December 31	5,172,435	5,907,369	15,834,902

Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of concentration of risk, accounts receivable, net	The following customers accounted for 10% or more of accounts receivable, net:

	As of December 31,
	2018		2019
	RMB	%	RMB	%	US$	%
Company A	21,112,127	16%	37,615,505	20%	5,377,177	20%
Company B	13,441,984	10%	*	*	*	*
Company C	*	*	47,776,989	25%	6,829,772	25%
Company D	*	*	23,466,780	12%	3,354,602	12%

*	Amounts accounted for less than 10% of accounts receivable for each respective year.